Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (16,552)	$ (22,727)	$ (8,368)
Items not affecting cash and cash equivalents:
Amortization of deferred revenues	(1,607)	(1,704)	(1,670)
Share-based compensation costs	378	544	311
Movement in provisions	224	(28)	23
Depreciation and amortization	169	135	145
Employee future benefits	520	295	161
Gain on disposal of property and equipment			(1)
Gain on sale of intangible asset (note 10)	(549)
Interest accretion on lease liabilities	13	4	7
Net foreign exchange differences	(7)	16	(179)
Impairment of intangible assets (note 10)		584
Impairment of goodwill (note 11)		7,642
Impairment of other assets		124
Other non-cash items			95
Refund (payment) of income taxes	1,329	831	(1,605)
Changes in operating assets and liabilities (note 20)	(1,036)	604	2,500
Net cash (used in) provided by operating activities	(17,118)	(13,680)	(8,581)
Cash flows from financing activities
Proceeds from issuances of common shares and warrants (note 16)			34,200
Transaction costs			(3,221)
Proceeds from exercise of warrants			20,087
Proceeds on deferred gain		16	98
Payments on lease liabilities	(151)	(134)	(127)
Net cash (used in) provided by financing activities	(151)	(118)	51,037
Cash flows from investing activities
Purchase of intangible assets			(609)
Purchase of property and equipment	(19)	(11)	(30)
Proceeds from disposals of property and equipment			1
Proceeds from sale of intangible asset (note 10)	549
Decrease in restricted cash equivalents	(2)	(1)	(20)
Net cash provided by (used in) investing activities	528	(12)	(658)
Effect of exchange rate changes on cash and cash equivalents	146	(879)	(769)
Net change in cash and cash equivalents	(16,595)	(14,689)	41,029
Cash and cash equivalents – beginning of year	50,611	65,300	24,271
Cash and cash equivalents – end of year	$ 34,016	$ 50,611	$ 65,300